RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Parenthetical) (Q3) (Details) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Class A Common Stock | Common stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Sale of Units, net of underwriting discounts and offering expenses	23,000,000	23,000,000